Basis of Presentation and Consolidation	9 Months Ended
Sep. 30, 2014
Basis of Presentation and Consolidation

1. Basis of Presentation and Consolidation

Our consolidated financial statements include LendingClub Corporation and its wholly owned subsidiaries; Springstone Financial, LLC (Springstone) and LC Advisors, LLC, (LCA). “Trust” refers to LC Trust I, an independent Delaware business trust that acquires and holds loans for the sole benefit of certain investors that purchase trust certificates (Certificates) issued by the Trust and that are related to underlying loans. The accompanying consolidated financial statements, have been prepared by LendingClub Corporation (“LendingClub,” “we,” “our,” the “Company” and “us”) in conformity with U.S. generally accepted accounting principles (GAAP) for financial information.

We did not have any items of other comprehensive income (loss) during any of the periods presented in the consolidated financial statements and therefore, we are not required to report comprehensive income (loss).

Subsequent to the issuance of our December 31, 2012 consolidated financial statements, we corrected the classification of our preferred stock to present the preferred stock within permanent stockholders’ equity rather than temporary equity as previously presented. This revision is in accordance with ASC 480—Distinguishing Liabilities from Equity (ASC 480) and resulted in a change to stockholders’ deficit from $50.8 million to stockholders’ equity of $52.2 million as of December 31, 2012. The revision had no effect on our consolidated statements of operations, reported assets and liabilities on the consolidated balance sheet, or the consolidated statements of cash flows.

During the year ended December 31, 2013, we changed the definitions used to classify operating expenses. Operating expenses were formerly classified as sales, marketing and customer service, engineering, and general and administrative. Our new categories of operating expenses are: sales and marketing; origination and servicing; and general and administrative. As a result of the new classification, loan origination and servicing costs which were previously included in sales, marketing and customer service are now included as a separate financial statement line and engineering costs which represent engineering and product development related expenses are categorized within general and administrative expenses. The changes had no impact to the total operating expenses or net income. Prior period amounts have been reclassified to conform to the current presentation. We previously referred to “Transaction Fees” as “Origination Fees” and “General and Administrative—Engineering and Product Development” as “General and Administrative—Technology.”

On April 15, 2014, a 2-for-1 equity stock split approved by our board of directors became effective, in which each outstanding share of each series or class of equity capital stock was split into two outstanding shares of such series or class of equity capital stock. Additionally, another 2-for-1 equity stock split approved by our board of directors became effective on September 5, 2014, in which each outstanding share of each series or class of equity capital stock was split into two outstanding shares of such series or class of equity capital stock. All share and per share data has been adjusted to reflect these stock splits. The par value of each of the outstanding shares remains the same at $0.01.

On April 17, 2014, we acquired all the outstanding limited liability company interests of Springstone. Our interim consolidated financial statements include Springstone’s results of operations and financial position from this date. See “Note 7—Springstone Acquisition.”

Unaudited interim consolidated financial information

The accompanying interim consolidated balance sheet as of September 30, 2014, the interim consolidated statements of operations, and cash flows for the nine months ended September 30, 2013 and 2014, the interim consolidated statement of stockholders’ equity for the nine months ended September 30, 2014, and the related footnote disclosures are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary to present fairly our financial position as of September 30, 2014 and our results of operations and cash flows for the nine months ended September 30, 2013 and 2014. The results of operations for the nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.

Unaudited pro forma balance sheet

Immediately prior to the closing of a qualifying initial public offering as defined in Note 12—Stockholders’ Equity, all of the outstanding shares of convertible preferred stock will automatically convert into shares of common stock. In addition, the outstanding preferred stock warrants will automatically be converted into warrants to purchase common stock upon effectiveness of a qualified initial public offering, and certain of these warrants will automatically be net exercised for shares of common stock upon the completion of our initial public offering. The unaudited pro forma balance sheet information, as set forth in the accompanying consolidated balance sheets, gives effect to the automatic conversion of all outstanding shares of convertible preferred stock as of September 30, 2014. The shares of common stock issuable and the proceeds expected to be received in a qualified initial public offering are excluded from such pro forma information.